Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 37,250
Ending Balance	38,568	$ 37,250
Property, Plant and Equipment, Net	38,568	37,250
BP-Husky Refining LLC
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Net			$ 334
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	62,375	57,739
Acquisition	15	781
Additions	4,950	4,214
Transfer from E&E (Note 15)	285	60
Change in Decommissioning Liabilities	313	581
Divestitures	(271)	(667)
Exchange Rate Movements and Other	1,003	(333)
Ending Balance	68,670	62,375
Property, Plant and Equipment, Net	68,670	62,375
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(25,125)	(21,240)
Divestitures	208	319
Exchange Rate Movements and Other	605	(147)
Depreciation, Depletion and Amortization	4,580	4,351
Ending Balance	(30,102)	(25,125)
Property, Plant and Equipment, Net	(30,102)	(25,125)
Crude Oil and Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29,450
Ending Balance	30,241	29,450
Property, Plant and Equipment, Net	30,241	29,450
Crude Oil and Natural Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	47,425	43,528
Acquisition	15	11
Additions	4,215	3,392
Transfer from E&E (Note 15)	285	60
Change in Decommissioning Liabilities	312	542
Divestitures	(270)	(17)
Exchange Rate Movements and Other	108	(91)
Ending Balance	52,090	47,425
Property, Plant and Equipment, Net	52,090	47,425
Crude Oil and Natural Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(17,975)	(14,302)
Divestitures	208	8
Exchange Rate Movements and Other	133	(11)
Depreciation, Depletion and Amortization	3,949	3,692
Ending Balance	(21,849)	(17,975)
Property, Plant and Equipment, Net	(21,849)	(17,975)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	143
Ending Balance	139	143
Property, Plant and Equipment, Net	139	143
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	272	254
Acquisition	0	0
Additions	3	14
Transfer from E&E (Note 15)	0	0
Change in Decommissioning Liabilities	2	0
Divestitures	0	0
Exchange Rate Movements and Other	3	4
Ending Balance	280	272
Property, Plant and Equipment, Net	280	272
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(129)	(106)
Divestitures	0	0
Exchange Rate Movements and Other	1	4
Depreciation, Depletion and Amortization	11	19
Ending Balance	(141)	(129)
Property, Plant and Equipment, Net	(141)	(129)
Refining Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7,103
Ending Balance	7,650	7,103
Property, Plant and Equipment, Net	7,650	7,103
Refining Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	12,770	12,132
Acquisition	0	770
Additions	661	719
Transfer from E&E (Note 15)	0	0
Change in Decommissioning Liabilities	4	21
Divestitures	0	(633)
Exchange Rate Movements and Other	890	(239)
Ending Balance	14,325	12,770
Property, Plant and Equipment, Net	14,325	12,770
Refining Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(5,667)	(5,547)
Divestitures	0	299
Exchange Rate Movements and Other	469	(135)
Depreciation, Depletion and Amortization	539	554
Ending Balance	(6,675)	(5,667)
Property, Plant and Equipment, Net	(6,675)	(5,667)
Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	554
Ending Balance	538	554
Property, Plant and Equipment, Net	538	554
Other Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,908	1,825
Acquisition	0	0
Additions	71	89
Transfer from E&E (Note 15)	0	0
Change in Decommissioning Liabilities	(5)	18
Divestitures	(1)	(17)
Exchange Rate Movements and Other	2	(7)
Ending Balance	1,975	1,908
Property, Plant and Equipment, Net	1,975	1,908
Other Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,354)	(1,285)
Divestitures	0	12
Exchange Rate Movements and Other	2	(5)
Depreciation, Depletion and Amortization	81	86
Ending Balance	(1,437)	(1,354)
Property, Plant and Equipment, Net	$ (1,437)	$ (1,354)